FAIR VALUE OF BIFRUCATED CONVERTIBLE FEATURE OF CONVERTIBLE BRIDGE LOANS (Details Narrative) - Convertible Bridge Loan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt [Line Items]
Proceeds from Convertible Debt	$ 7,420	$ 2,893
Derivative Liability, Subject to Master Netting Arrangement, before Offset	$ 4,182	$ 2,500